SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Number of Options outstanding
Beginning balance		3,079,252
Granted	[1]	32,802
Exercised		(1,220,551)
Expired and forfeited		(123,273)
Ending balance		1,768,230	3,079,252
Exercisable	[1]	1,403,701
Weighted-Average Exercise Price
Beginning balance		$ 48.82
Granted	[1]	0
Exercised		23.99
Expired and forfeited		79.84
Ending balance		62.9	$ 48.82
Exercisable	[1]	$ 53.66
Weighted Average Remaining Contractual life, Outstanding		6 years 14 days	6 years 8 months 15 days
Weighted Average Remaining Contractual life, Exercisable	[1]	5 years 8 months 19 days
Aggregate Intrinsic Value, outstanding		$ 305,379	$ 435,699
Aggregate Intrinsic Value, exercisable	[1]	$ 255,421

[1]	Includes 73,074 performance-based options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.